Escrow Liability and Escrow Funds (Tables)	12 Months Ended
Jun. 30, 2025
Escrow Liability And Escrew Funds [Abstract]
Schedule of Escrow Liability	Escrow liability and escrow funds are as below:
	As of June 30,
	2025	2024
Escrow liability	$537,744	$446,775
Escrow funds	(537,744)	(446,775)
Escrow funds used by the Company	$-	$-